Insurance Risk - Summary of changes in major assumptions on insurance contract liabilities (assets) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		75.00%
Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Base Standard Amount Before Reflecting By Reinsurance Contracts Held	[1]	₩ 4,738,480	₩ 4,979,280
Base Standard Amount Contractual Service Margin Reflecting By Reinsurance Contracts Held		130,865	118,533
Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Base Standard Amount Before Reflecting By Reinsurance Contracts Held	[1]	28,288,556	29,627,853
Base Standard Amount Contractual Service Margin Reflecting By Reinsurance Contracts Held		7,199,651	6,969,672
Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Base Standard Amount Before Reflecting By Reinsurance Contracts Held	[1]	5,528,259	4,773,118
Base Standard Amount Contractual Service Margin Reflecting By Reinsurance Contracts Held		223,218	135,908
After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Base Standard Amount Before Reflecting By Reinsurance Contracts Held	[1]	38,727,725	39,819,864
Base Standard Amount Contractual Service Margin Reflecting By Reinsurance Contracts Held		₩ 7,062,840	₩ 6,869,326
Mortality rate | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	3.27%	3.27%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 4,732,654	₩ 4,974,196
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		127,293	114,164
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	9,398	9,453
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ (1,887)	₩ (1,895)
Mortality rate | Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	3.27%	3.27%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 28,406,579	₩ 29,749,337
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		7,081,232	6,848,600
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	397	(411)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ (2,440)	₩ (9,443)
Mortality rate | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	3.27%	3.27%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 5,542,000	₩ 4,788,129
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		218,227	128,304
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(8,750)	(7,407)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 2,058	₩ 1,386
Mortality rate | After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	3.27%	3.27%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 38,845,670	₩ 39,946,680
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		6,943,850	6,740,875
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	1,045	1,635
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ (2,160)	₩ 8,702
Disability and illness (fixed compensation) | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	3.40%	3.40%
Disability and illness (fixed compensation) | Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	3.40%	3.40%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 29,032,742
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		6,553,779
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(98,314)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 41,408
Disability and illness (fixed compensation) | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	3.40%	3.40%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 5,553,328
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		218,469
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(20,320)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 2,632
Disability and illness (fixed compensation) | After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	3.40%	3.40%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 39,445,049
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		6,463,985
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(118,469)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 41,920
Disability and illness (actual loss compensation) | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	2.62%	2.62%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 4,742,230	₩ 4,984,691
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		126,951	113,928
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	165	(806)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 115	₩ 124
Disability and illness (actual loss compensation) | Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	2.62%	2.62%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]		₩ 30,300,967
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			6,324,390
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]		(27,831)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			₩ 14,386
Disability and illness (actual loss compensation) | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	2.62%	2.62%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]		₩ 4,797,541
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			129,336
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]		(17,851)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			₩ 1,666
Disability and illness (actual loss compensation) | After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	2.62%	2.62%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]		₩ 40,478,965
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			6,256,714
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]		(46,488)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			₩ 34,285
Long-term property and other | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	4.19%	4.19%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 4,738,480	₩ 4,979,280
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		130,865	118,533
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	0	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 0	₩ 0
Long-term property and other | Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	4.19%	4.19%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 28,288,556	₩ 29,627,853
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		7,199,651	6,969,672
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	0	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 0	₩ 0
Long-term property and other | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	4.19%	4.19%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 5,528,259	₩ 4,773,118
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		223,218	135,908
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	0	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 0	₩ 0
Long-term property and other | After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	4.19%	4.19%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 38,727,725	₩ 39,819,864
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		7,062,840	6,869,326
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	0	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 0	₩ 0
Lapse rate (increase) | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	9.16%	9.16%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 4,726,618	₩ 4,963,981
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		130,294	120,301
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	12,433	13,532
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ (6,606)	₩ (5,710)
Lapse rate (increase) | Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	9.16%	9.16%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 29,032,371	₩ 30,338,377
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		6,475,155	6,275,939
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(19,318)	(16,791)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ (78,503)	₩ (89,404)
Lapse rate (increase) | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	9.16%	9.16%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 5,585,976	₩ 4,824,350
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		190,331	106,919
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(24,830)	(22,243)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ (9,064)	₩ (9,536)
Lapse rate (increase) | After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	9.16%	9.16%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 39,477,221	₩ 40,533,222
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		6,345,060	6,181,469
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(31,715)	(25,501)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ (92,695)	₩ (86,772)
Lapse rate (decrease) | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	[2]	9.16%	9.16%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 4,750,500	₩ 4,994,968
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		131,545	116,666
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(12,700)	(13,820)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 6,861	₩ 5,949
Lapse rate (decrease) | Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	[2]	9.16%	9.16%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 27,470,393	₩ 28,845,362
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		8,000,387	7,734,641
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	17,427	17,522
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 82,187	₩ 98,708
Lapse rate (decrease) | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	[2]	9.16%	9.16%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 5,464,450	₩ 4,716,553
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		278,118	190,190
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	8,909	2,282
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 9,826	₩ 10,428
Lapse rate (decrease) | After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	[2]	9.16%	9.16%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 37,900,620	₩ 39,031,830
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		7,876,309	7,651,376
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	13,636	5,984
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 97,419	₩ 133,903
Operating expense (level) | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	2.62%	2.62%
Operating expense (level) | Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	2.62%	2.62%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 28,487,259
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		7,007,703
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(6,755)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 15,146
Operating expense (level) | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	2.62%	2.62%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 5,541,523
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		216,204
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(6,250)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 1,203
Operating expense (level) | After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	2.62%	2.62%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 38,944,441
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		6,861,174
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(15,050)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 16,960
Operating expense (inflation) | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	0.26%	0.26%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]	₩ 4,743,228	₩ 4,984,797
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		128,161	115,214
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]	(2,044)	(2,197)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held		₩ 611	₩ 484
Operating expense (inflation) | Insurance Contract Non-Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	0.26%	0.26%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]		₩ 29,820,711
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			6,782,260
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]		(5,446)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			₩ 8,158
Operating expense (inflation) | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	0.26%	0.26%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]		₩ 4,786,747
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			127,067
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]		(4,787)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			₩ 981
Operating expense (inflation) | After Reflecting The Effect Of Reinsurance [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	[2]	0.26%	0.26%
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held	[1]		₩ 40,031,868
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			6,669,753
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued Reflecting By Reinsurance Contracts Held	[3]		(12,430)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Reflecting By Reinsurance Contracts Held			₩ 9,624

[1]	The risk adjustment included in the fulfilment cash flows was calculated without shock.
[2]	The risk adjustment is calculated at the 75% confidence level.
[3]	The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.